Intangible Assets	12 Months Ended
Dec. 31, 2022
Intangible Assets, Net (Excluding Goodwill) [Abstract]
Intangible Assets
Note 8 - Intangible Assets

		December 31
		2021	2022
	Useful life	US$ thousands
Original cost:
Capitalization of software development costs	8	6,546	9,081
Licenses	3	565	633
		7,111	9,714
Accumulated amortization:
Capitalization of software development costs		2,366	2,431
Licenses		431	573
		2,797	3,004

Intangible assets, net:
Capitalization of software development costs		4,180	6,650
Licenses		134	60
		4,314	6,710
Amortization expense for the years ended December 31, 2020, 2021 and 2022 were US$ 378 thousand, US$ 428 thousand and US$ 207 thousand, respectively. The estimates amortization of capitalized software development costs in relation to developments that were available for general release to customers, as of December 31, 2022, are US$ 260 thousand in 2023 and US$ 247 thousand in each of the years 2024 through 2027.